Ordinary Shares - Schedule of Ordinary Shares (Details) - Ordinary Shares [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Ordinary Shares [Line Items]
Number of shares, Beginning balance	95,700,805	25,440,000
Ordinary shares, Beginning balance	$ 10	$ 3
Number of shares, Exercise of share options	131,268
Ordinary shares, Exercise of share options
Number of shares, Vesting of RSUs	15,000
Ordinary shares, Vesting of RSUs
Number of shares, Cancel of ordinary shares	(2)
Ordinary shares, Cancel of ordinary shares
Number of shares, Issuance of ordinary shares		12,717,391
Ordinary shares, Issuance of ordinary shares		$ 1
Number of shares, Conversion of Series A convertible preferred shares		14,560,000
Ordinary shares, Conversion of Series A convertible preferred shares		$ 1
Number of shares, Conversion of Financial liabilities at FVTPL		42,983,414
Ordinary shares, Conversion of Financial liabilities at FVTPL		$ 5
Number of shares, Ending balance	95,847,071	95,700,805
Ordinary shares, Ending balance	$ 10	$ 10